Issued Capital and Share Premium - Summary of Treasury Shares (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Number of treasury shares, Beginning balance	220	63
Number of treasury shares, Acquired during the year		47
Number of treasury shares, Increase due to stock split of 1 share into 2 shares		110
Number of treasury shares, Ending balance	220	220
Treasury shares, Beginning balance	¥ 130	¥ 63
Treasury shares, Acquired during the year		67
Treasury shares, Ending balance	¥ 130	¥ 130